Investment in Joint Venture - Statement of financial position and income statement of the JV (Details) € in Thousands, ر.س in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SAR (ر.س)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 SAR (ر.س)	Dec. 31, 2020 EUR (€)
Consolidated statements of financial position
Non-current assets	€ 33,136		€ 32,980
Current assets	44,019		59,832
Cash and cash equivalents	19,099		35,951	€ 17,818		€ 48,156
Assets	77,155		92,812
Equity	(25,282)		7,411	27,258		€ 64,926
Non-current liabilities	59,071		60,736
Current liabilities	43,366		24,665
Equity and liabilities	77,155		92,812
Consolidated statements of comprehensive loss
Operating loss	(29,659)		(36,773)	(56,623)
Loss before taxes	(35,245)		(38,596)	(57,422)
Loss for the period	(35,532)		(31,841)	(46,246)
Total comprehensive loss	(35,803)		€ (31,917)	€ (45,703)
JV | Genomics Innovations Company Limited
Consolidated statements of financial position
Non-current assets	9,946				ر.س 40,000
Current assets	14,919				60,000
Cash and cash equivalents	14,919				60,000
Assets	24,865				100,000
Equity	23,328				93,818
Current liabilities	1,537				6,182
Equity and liabilities	24,865				ر.س 100,000
Consolidated statements of comprehensive loss
Operating loss	(1,465)	ر.س (6,000)
Loss before taxes	(1,465)	(6,000)
Loss for the period	(1,509)	(6,182)
Total comprehensive loss	€ (1,509)	ر.س (6,182)